INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values [Line Items]
Annual growth rate (Terminal)	0.00%
Exchange rate	5.40%	[1]
Discount rate based don the Weighted Average
Cost of Capital (WACC)	8.40%
Fuel Price from future prices curves
Commodities markets (in Dollars)	$ 100
Top of range [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of recoverable values [Line Items]
Annual growth rate (Terminal)	3.50%
Exchange rate	5.63%	[1]
Discount rate based don the Weighted Average
Cost of Capital (WACC)	12.40%
Fuel Price from future prices curves
Commodities markets (in Dollars)	$ 130

[1]	In line with expectations of the Central Bank of Brazil.